Debt & Non-recourse debt - Additional Information (Detail) - USD ($)		1 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Allocated Parent debt		$ 0		$ 0		$ 0	$ 634,000,000
Deferred financing costs		10,000,000		10,000,000	$ 9,000,000	10,000,000	8,000,000
Principal Amount Outstanding		500,000,000		500,000,000	493,000,000	500,000,000
Restricted cash		103,000,000		103,000,000	58,000,000	103,000,000	75,000,000
Reserves related to non-recourse debt
Debt Instrument [Line Items]
Restricted cash		22,000,000		22,000,000	22,000,000	22,000,000	17,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Deferred financing costs		2,000,000		2,000,000	2,000,000	$ 2,000,000
Unused commitment fee percentage under revolving facility						0.30%
Credit facility, interest rate description						The Term Loans bear interest at a variable rate, which is payable quarterly.
First lien net leverage ratio description						first lien net leverage ratio not to exceed 0.25:1.00.
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Maximum first lien net leverage ratio						25.00%
Term Loans | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Maximum amount of credit facility can be increased		300,000,000		300,000,000		$ 300,000,000
Timeshare Facility due 2019 | Revolving Credit Facility
Debt Instrument [Line Items]
Deferred financing costs		5,000,000		5,000,000		5,000,000
Senior Secured Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 200,000,000		200,000,000		200,000,000
Debt instrument maturity period		5 years
Letters of credit outstanding, amount		$ 0		0		0
Short-term borrowings		10,000,000		10,000,000		10,000,000
Senior Secured Credit Facilities | Letter of Credit | Maximum
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		30,000,000		30,000,000		30,000,000
Senior Secured Credit Facilities | Term Loans
Debt Instrument [Line Items]
Line of credit		200,000,000		200,000,000		200,000,000
Line of Credit | Senior notes with a rate of 6.125%, due 2024
Debt Instrument [Line Items]
Deferred financing costs		$ 8,000,000	$ 8,000,000	$ 8,000,000	7,000,000	$ 8,000,000
Principal Amount Outstanding			$ 300,000,000
Debt instrument, stated interest rate		6.125%	6.125%	6.125%		6.125%
Debt instrument, maturity year			2024
Debt instrument rate description						Interest on the Senior Unsecured Notes is payable semi-annually in arrears on June 1 and December 1 of each year, beginning on June 1, 2017.
Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption description						We may, at our sole option, redeem the Senior Unsecured Notes, in whole or in part, at any time prior to December 1, 2021, at a price equal to 100 percent of the principal amount, plus an applicable make-whole premium and accrued and unpaid interest. On and after, December 1, 2021, we may, at our sole option, redeem the Senior Unsecured Notes at 103.25 percent, 101.625 percent or 100 percent of the principal amount in 2021, 2022 or 2023, respectively, without any make-whole premium.
Debt instrument redemption beginning period						Dec. 01, 2021
Senior Notes | Prior to December 1, 2021
Debt Instrument [Line Items]
Percentage of debt redemption on principal amount						100.00%
Senior Notes | On and After, December 1, 2021
Debt Instrument [Line Items]
Percentage of debt redemption on principal amount						103.25%
Debt instrument redemption period						2021
Senior Notes | On and After, December 1, 2022
Debt Instrument [Line Items]
Percentage of debt redemption on principal amount						101.625%
Debt instrument redemption period						2022
Senior Notes | On and After, December 1, 2023
Debt Instrument [Line Items]
Percentage of debt redemption on principal amount						100.00%
Debt instrument redemption period						2023
Senior Notes | Senior notes with a rate of 6.125%, due 2024
Debt Instrument [Line Items]
Deferred financing costs		$ 8,000,000		$ 8,000,000		$ 8,000,000
Principal Amount Outstanding		$ 300,000,000		$ 300,000,000	$ 300,000,000	$ 300,000,000
Debt instrument, stated interest rate		6.125%	6.125%	6.125%	6.125%	6.125%
Debt instrument, maturity year			2024		2024	2024
Debt instrument, face amount			$ 300,000,000
Non-recourse Debt
Debt Instrument [Line Items]
Deferred financing costs		$ 2,000,000		$ 2,000,000	$ 6,000,000	$ 2,000,000
Line of credit facility, maximum borrowing capacity		450,000,000		450,000,000		450,000,000
Line of credit facility, current borrowing capacity		300,000,000		300,000,000		300,000,000
Principal Amount Outstanding		696,000,000		696,000,000	618,000,000	696,000,000
Non-recourse Debt | 2.66% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate	2.66%
Debt instrument, face amount	$ 291,000,000
Non-recourse Debt | 2.96% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate	2.96%
Debt instrument, face amount	$ 59,000,000
Debt instrument stated maturity date	2028-12
Non-recourse Debt | Timeshare Facility due 2019
Debt Instrument [Line Items]
Deferred financing costs		3,000,000		3,000,000	2,000,000	3,000,000
Line of credit facility, maximum borrowing capacity		450,000,000		450,000,000		450,000,000
Principal Amount Outstanding		450,000,000		$ 450,000,000	$ 129,000,000	$ 450,000,000
Debt instrument, maturity year					2019	2019
Debt instrument maximum borrowing amount borrowing date				2018-08
Debt instrument required amounts borrowed to be repaid date				2019-08
Debt instrument borrowed amount		$ 300,000,000
Non-recourse Debt | 1.77% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate								1.77%
Debt instrument, face amount								$ 304,000,000
Non-recourse Debt | 2.07% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate								2.07%
Debt instrument, face amount								$ 46,000,000
Debt instrument stated maturity date						2026-11
Non-recourse Debt | 2.28% Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate									2.28%
Debt instrument, face amount									$ 250,000,000
Debt instrument stated maturity date						2026-01
Securitized and Pledged
Debt Instrument [Line Items]
Timeshare financing receivables securitized	$ 357,000,000
Securitized and Pledged | Non-recourse Debt
Debt Instrument [Line Items]
Debt instrument stated maturity date					2028-12
Scenario, Previously Reported
Debt Instrument [Line Items]
Allocated Parent debt							$ 642,000,000